Revenue	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Revenue
Revenue

7. Revenue

Revenue streams and disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by service lines.

			Increase
For the year ended August 31,	2022	2021	(decrease)
	$	$	$
Software-as-a-service	9,220,069	7,952,426	1,267,643
Advertising	32,662,544	25,392,842	7,269,702
	41,882,613	33,345,268	8,537,345

$328,461 of the 2021 Software-as-a-service revenue was previously reported as Professional services, it has been reclassified to conform with current year presentation.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

7. Revenue

Revenue streams and disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by service lines.

For the year ended August 31,
	2021	2020
	$	$

Games development	3,422,202	2,732,846
Direct to consumer	453,400	363,554
Software-as-a-service	6,360,361	2,571,672
Advertising	26,656,446	4,491,356
Professional services	328,461	386,415
	37,220,870	10,545,843